OTHER LONG TERM LIABILITIES (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2015 vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2015 vessel
Other Liabilities Disclosure [Abstract]
Deferred gain on sale and leaseback | $		$ 0	$ 2,227
Other long-term liabilities | $		0	5,051
Total other long term liabilities | $		$ 0	$ 7,278
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel	8
Ship Finance International Ltd [Member]
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel		1	8
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member] | Ship Finance International Ltd [Member]
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel	8	8		8